Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Shareholders' Equity
10.	Shareholders’ Equity
Immediately prior to the IPO, the owners of the equity interests of AIIG contributed all of their equity interests to the Company in exchange for an aggregate of 12,904,495 shares of Common Stock.
Public Offering
The Company’s amended and restated certificate of incorporation authorizes 100,000,000 shares of Common Stock, of which 19,576,804 shares were issued and outstanding as of September 30, 2025, and 10,000,000 shares of preferred stock, $0.001 par value per share, of which no shares were issued and outstanding as of September 30, 2025.
The Company issued 6,250,000 shares of Common Stock to the public, at a price of $16.00 per share in its IPO. The Company received net proceeds of $93 million after deducting underwriting discounts and commissions and paid $4.2 million in offering expenses that reduced the proceeds received in additional paid-in
capital in the Condensed consolidated balance sheet. In addition, in connection with the IPO, the Company used $3.8 million of the proceeds from the offering to satisfy the Restricted Stock Grant Net Settlement and $3.0 million of the proceeds of the offering to terminate the management services agreement by and between James Sowell Company, L.P. and AIIG, but these costs were expensed in general and administrative expenses on the condensed consolidated statements of operations and comprehensive income.
Distributions
The Company is a legal entity separate and distinct from its subsidiaries. As a holding company, the primary sources of cash needed to meet its obligations are distributions, dividends, and other permitted payments from its subsidiaries and consolidated VIEs. While there are no restrictions on distributions from AIMGA, AICS, PA, and PIC, dividends from AIIC and Catstyle are restricted. See Note 9 – “
Regulatory Requirements and Restrictions
” for the restrictions on dividends from AIIC and Note 3 – “
Variable Interest Entity
” for restrictions on dividends from Catstyle.
Prior to the IPO, taxable income was allocated to the members of AIIG in accordance with the United States Internal Revenue Code and AIIG’s LLC Operating Agreement. There were no distributions to members characterized as tax distributions, declared or paid during the three months ended September 30, 2025 and 2024, respectively. Tax distributions totaled $12.9 million and $8.0 million during the nine months ended September 30, 2025 and 2024, respectively.
Additionally, according to AIIG’s LLC Operating Agreement and prior to the IPO, AIIG’s Board of Directors may have, at its discretion, declared distributions to the members proportionally in accordance with their respective percentage ownership interests. The Company made $10.0 million and $4.0 million of discretionary distributions to members during the nine months ended September 30, 2025 and 2024, respectively. There were no discretionary distributions to members during the third quarter of 2025 and 2024.

12.	Members’ Equity and Temporary Members’ Equity
The Company has issued equity in the form of two classes of common units to its members and has issued temporary equity in the form of Class B common units (collectively the “Units”). The Company retains the corporate authority to issue additional units in accordance with the Company’s LLC Operating Agreement. All unitholders are eligible to receive distributions and distributions have been proportionally allocated.
Common Units
Class A Units
Within Class A units, the Company has 92,096 units issued and outstanding as of December 31, 2024 and December 31, 2023. Class A unitholders are entitled to one vote for each unit. The A unitholders were entitled to the return of their original capital contributions made plus interest at the rate of 12% per annum. The capital contributions plus interest were repaid in 2007, the same year of issuance.
Class B Units
Within Class B units, the Company has 27,900 units issued and outstanding as of December 31, 2024 and December 31, 2023. Class B unitholders are entitled to one vote for each unit. The Class B units were issued as compensation to the Founder of the Company upon the Company’s formation in 2006 and vested immediately. The Class B units contained a right to convert into Class A units which is exercisable upon termination of employment of the Founder. The Class B units also include a puttable redemption feature which provides compensation to the Class B unitholders upon death or disability if while employed, thus these are determined to be temporary members’ equity. Since the Class B units were issued upon the formation of the Company before the Company had any assets or substantive operations, it was determined that the Class B units had a grant date fair value of $0 upon issuance. Accordingly, no amounts have been recognized in the Company’s financial statements for the Class B units. As of December 31, 2024 and December 31, 2023, the Company concluded that the Class B units are not probable to become redeemable.
Class C Units
Within Class C units, the Company has 2,904 units issued and outstanding as of December 31, 2024 and December 31, 2023. Class C unitholders are not entitled to vote. The C units were issued to key employees at the Company upon the Company’s formation in 2006 in exchange for services and vested immediately with no conversion options. Since the Class C units were issued upon the formation of the Company before the Company had any assets or substantive operations, it was determined that the Class C units had a grant date fair value of $0 upon issuance. Accordingly, no amounts have been recognized in the Company’s financial statements for the Class C Units.
The Company has analyzed these awards under both ASC 718 and ASC 480 and concluded that the Class A and Class C awards should be classified as equity.
There were no changes in the number of Class A, Class B or Class C units issued and outstanding for the years ended December 31, 2024 or December 31, 2023.
Distributions
AIIG is a legal entity separate and distinct from its subsidiaries. As a holding company, the primary sources of cash needed to meet its obligations are distributions, dividends, and other permitted payments from its subsidiaries and consolidated VIEs. While there are no restrictions on distributions from AIMGA, AICS, PA, and PIC, dividends from AIIC and Catstyle are restricted. See Note 10—“
Regulatory Requirements and Restrictions
” for the restrictions on dividends from AIIC and Note 3—“
Variable Interest Entity
” for restrictions on dividends from Catstyle.

AIIG and its wholly owned subsidiaries, are included in a single partnership return for United States federal and state income tax purposes and are not subject to United States income tax. Consequently, all taxable income of the Company is reported to its members for inclusion in the respective income tax returns. The Company’s LLC Operating Agreement requires distributions to members in order for each member to pay federal income taxes that may be owed by them due to the taxable income attributable to them from their interests in the Company. Taxable income is allocated to the members in accordance with the United States Internal Revenue Code and the Company’s LLC Operating Agreement. Distributions to members totaling $8,002 and $1,837 characterized as tax distributions, were declared and paid during 2024 and 2023.
Additionally, according to the Company’s LLC Operating Agreement, the Company’s board of directors may, at their discretion, declare distributions to the members in the form of; 1) a return of capital contribution plus interest for Class A unit holders; and 2) distributions to holders of the Units proportionally in accordance with their respective percentage ownership interests. The Company made $4,022 of discretionary distributions to members in 2024. There were no discretionary distributions made to members in 2023.